Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Effective Tax Rate

	March 31, 2019	March 31, 2018
Loss for the year	$(1,948,568)	$(2,072,266)
Total income tax expense	–	–
Loss excluding income tax	(1,948,568)	(2,072,266)

Income tax recovery using the Company’s tax rate	(526,000)	(544,000)
Non-deductible expenses and other	404,000	561,000
Change in deferred tax rates	–	(394,000)
Temporary difference booked to reserve	(3,000)	4,000
Deferred income tax assets not recognized	125,000	373,000
	$–	$–

Schedule of Deductible Temporary Difference of Deferred Tax Asset

At March 31, 2019, the Company had the following deductible temporary differences for which no deferred tax asset was recognized:

Expiry	Tax losses (capital)	Tax losses (non-capital)	Resources pools	Other
Within one year	$–	$–	$–	$–
One to five years	–	–	–	63,000
After five years	–	8,833,000	–	1,011,000
No expiry date	1,356,000	–	30,599,000	77,000
	$1,356,000	$8,833,000	$30,599,000	$1,151,000